Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001840416
Entity Registrant Name	Sono Group N.V.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	001-41066
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Waldmeisterstraße 76
Entity Address, Postal Zip Code	80935
Entity Address, City or Town	Munich
Entity Address, Country	DE
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	SEV
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	70,577,641
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers GmbH
Auditor Location	Munich, Germany
Auditor Firm ID	1275
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Waldmeisterstraße 76
Entity Address, Postal Zip Code	80935
Entity Address, City or Town	Munich
Entity Address, Country	DE
City Area Code	49
Local Phone Number	(0)89 4520 5818
Contact Personnel Name	Laurin Hahn / Jona Christians